FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2017 and 2016.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$19,435	$42,333	$—	$61,768
Government-sponsored enterprises	—	9,217	—	9,217
Mortgage-backed securities	—	78,295	—	78,295
Collateralized debt obligations	—	—	1,124	1,124
Obligations of state and political subdivisions	—	500	—	500
Tax-exempt securities	—	3,149	—	3,149
Forward loan sale commitments and derivative loan commitments	—	—	43	43
Total assets	$19,435	$133,494	$1,167	$154,096

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$21,087	$43,209	$—	$64,296
Government-sponsored enterprises	—	11,364	—	11,364
Mortgage-backed securities	—	78,389	—	78,389
Collateralized debt obligations	—	—	1,157	1,157
Obligations of state and political subdivisions	—	1,000	—	1,000
Tax-exempt securities	—	3,161	—	3,161
Forward loan sale commitments and derivative loan commitments	—	—	136	136
Total assets	$21,087	$137,123	$1,293	$159,503

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$15	$15
Interest rate swap agreement	—	2	—	2
Total liabilities	$—	$2	$15	$17

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets:

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2015	$1,146	$70
Total realized gains included in net income	—	51
Total unrealized gains included in other comprehensive loss	11	—
Balance at December 31, 2016	1,157	121
Total realized losses included in net income	—	(78)
Total unrealized losses included in other comprehensive loss	(33)	—
Balance at December 31, 2017	$1,124	$43

Fair Value Measurements, Nonrecurring
The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets at December 31, 2017 and 2016.  There were no liabilities measured at fair value on a nonrecurring basis at December 31, 2017 and 2016.

	At December 31, 2017			At December 31, 2016
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$337	$—	$—	$696
Other real estate owned	—	—	1,226	—	—	1,466
Total assets	$—	$—	$1,563	$—	$—	$2,162

Fair Value, Nonrecurring Gain Loss Adjustments
The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Impaired loans	$103	$354	$200
Other real estate owned	181	52	52
Total losses	$284	$406	$252

Fair Value, by Balance Sheet Grouping
As of December 31, 2017 and 2016, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$83,486	$83,486	$—	$—	$83,486
Available for sale securities	154,053	19,435	133,494	1,124	154,053
Loans held for sale	835	—	—	847	847
Loans receivable, net	1,237,174	—	—	1,229,696	1,229,696
Federal Home Loan Bank stock	9,856	—	—	9,856	9,856
Federal Reserve Bank stock	3,636	—	—	3,636	3,636
Accrued interest receivable	4,784	—	—	4,784	4,784
Financial Liabilities:
Deposits	1,208,047	—	—	1,209,458	1,209,458
Mortgagors' and investors' escrow accounts	4,418	—	—	4,418	4,418
Federal Home Loan Bank advances	170,094	—	163,568	—	163,568
Junior subordinated debt owed to unconsolidated trust	8,248	—	6,231	—	6,231
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	27	—	—	27	27
Forward loan sale commitments	16	—	—	16	16

	December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$73,186	$73,186	$—	$—	$73,186
Available for sale securities	159,367	21,087	137,123	1,157	159,367
Loans held for sale	1,393	—	—	1,584	1,584
Loans receivable, net	1,220,323	—	—	1,218,918	1,218,918
Federal Home Loan Bank stock	12,162	—	—	12,162	12,162
Federal Reserve Bank stock	3,624	—	—	3,624	3,624
Accrued interest receivable	4,435	—	—	4,435	4,435
Financial Liabilities:
Deposits	1,130,685	—	—	1,134,378	1,134,378
Mortgagors' and investors' escrow accounts	4,388	—	—	4,388	4,388
Federal Home Loan Bank advances	217,759	—	217,120	—	217,120
Junior subordinated debt owed to unconsolidated trust	8,248	—	6,043	—	6,043
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	72	—	—	72	72
Forward loan sale commitments	64	—	—	64	64
Liabilities:
Interest rate swap agreement	2	—	2	—	2
Derivative loan commitments	15	—	—	15	15